SUBSEQUENT EVENT (Details Textual) - PEN (S/) S/ in Thousands	1 Months Ended	12 Months Ended
	Apr. 18, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		S/ 0	S/ 489,866	S/ 0
Subsequent Events [Member] | Mibanco [Member]
Subsequent Event [Line Items]
Proportion of ownership interest in subsidiary	93.66%
Proportion of ownership interests held by non-controlling interests	4.99%
Proportion of ownership interests acquired in subsidiary previously held by non-controlling interests	3.23%
Proportion of ownership interests acquired previously held by non-controlling interests	0.06%
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	S/ 129,000
Payments of other equity instruments	S/ 2,400